Other Assets	12 Months Ended
Dec. 31, 2011
Other Assets [Abstract]
Other Assets
(7)	Other Assets

Other assets were $7,592,000 and $8,572,000 at December 31, 2011 and 2010, respectively. During 2009, the FDIC required all members to prepay three years of estimated deposit insurance premiums. The Company’s assessment was $7,176,000. During 2011, the Company expensed $1,638,000 of the prepaid insurance premium, which is included in non-interest expense.